Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	EA Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 11, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 11, 2023
Prospectus Date	rr_ProspectusDate	Nov. 07, 2022
Strive 2000 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXK
Supplement Closing [Text Block]	cik0001592900_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Risk/Return [Heading]	rr_RiskReturnHeading	STRIVE 2000 ETF
Objective [Heading]	rr_ObjectiveHeading	Change in the Fund’s Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s Investment Objective will change as follows:

Current Investment Objective	New Investment Objective
The Strive 2000 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S. small- and mid-capitalization companies.	The Strive Small-Cap ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S. small-capitalization companies.

The Fund’s Index will also change from the Bloomberg US 2000 Index to the Bloomberg US 600 Index. In connection with this change, all references to the Fund’s Index are changed to the Bloomberg US 600 Index.

Strategy [Heading]	rr_StrategyHeading	Changes in the Fund’s “Principal Investment Strategies”
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The first five paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” shall be deleted and replaced with the following:

The Fund seeks to track the investment results of the Bloomberg US 600 Index (the “Index”), which measures the performance of the small-capitalization sector in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”).

The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities. The Index is a subset of the Bloomberg US 3000 Index, which measures the performance of the broad U.S. equity market, and the Bloomberg US 1500 Index, which consists of the securities ranked 1 to 1500 by market capitalization in the Bloomberg US 3000 Index. The Index consists of the lower 600 in capitalization of the Bloomberg US 1500 Index (i.e., 901 to 1500). The Index primarily measures the performance of the small-capitalization sector of the U.S. equity market. As of September 30, 2022, the Index had 595 constituents and represented approximately 4.3% of the total market value of the Bloomberg US 3000 Index. As of September 30, 2022, the range of market capitalizations of issuers included in the Index was $7.64 billion to $1.21 billion.  The average market cap of the Index was $2.97 billion.

To be eligible for inclusion in the Index, a security must first meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts.

As of September 30, 2022, a significant portion of the Index is represented by securities of companies in the Financials (17%), Industrials (15.5%), Technology (14.5%), Consumer Discretionary (12.7%), and Healthcare (12.3%) sectors. The components of the Index are likely to change over time.

The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.

Under normal circumstances, substantially all, but at least 80%, of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in U.S. small cap equity securities.

On page 25 of the Prospectus, under the Section “Additional information About the Funds’ Investment Objectives and Strategies” the following information is added as the third paragraph:

Each of the Strive Small-Cap ETF and the Strive 1000 Dividend Growth ETF have adopted a non-fundamental investment policy to invest at least 80% of their respective total assets (exclusive of collateral held from securities lending) in investments suggested by their respective names. Each Fund’s 80% investment policy is non-fundamental and can be changed without shareholder approval. However, a Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

On page 18 of the Prospectus, under “Summary Information About Purchases, Sales, Taxes, and Financial Intermediary Compensation – Purchase and Sale of Fund Shares” is amended and restated as follows:

The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. In addition, if you purchase Shares through an employee benefit plan, the Sub-Adviser may make payments to the recordkeeper, broker/dealer, bank, or other financial institution or organization (each a “Financial Intermediary”) that provides shareholder recordkeeping or other administrative services to the plan as compensation for those services. These payments may create a conflict of interest by influencing your Financial Intermediary to make available the Fund over other investments. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

On page 36, the following disclosure is added as the new second paragraph of the section entitled “Distribution and Service Plan”:

Payments to Certain Employee Benefit Plan Financial Intermediaries. The Sub-Adviser may provide compensation to certain employee benefit plan financial intermediaries with respect to the Strive SmallCap ETF. These payments may be made, at the discretion of the Sub-Adviser, for shareholder recordkeeping or other administrative services provided to eligible defined contribution employee benefit plans holding the Strive Small-Cap ETF Shares, either directly or indirectly. The level of payments made to such a qualifying employee benefit plan Financial Intermediary in any given year may vary depending on the market value of the Strive Small-Cap ETF’s Shares serviced by the Financial Intermediary. A number of factors will be considered in determining whether compensation should be paid to a Financial Intermediary, including the qualifying Financial Intermediary’s willingness to enter into a recordkeeping agreement (or something equivalent) that calls for recordkeeping, reporting, or other services to be provided, and the quality of the relationship with the Strive Small-Cap ETF. The Sub-Adviser will make these payments to help defray the costs incurred by qualifying financial intermediaries in connection with efforts to maintain employee benefit plan accounts for participants in a cost-efficient manner; however, the Sub-Adviser does not audit the financial intermediaries to verify the extent or nature of services provided. The Sub-Adviser will, on a periodic basis, determine the advisability of continuing these payments. These payments may be more or less than the payments received by financial intermediaries with respect to other funds and may influence your Financial Intermediary to make available the Strive Small-Cap ETF over other funds. You should ask your Financial Intermediary about these differing and divergent interests and how it is compensated for administering your investment in the Strive Small-Cap ETF Shares.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STRIVE 2000 ETF

Ticker Symbol: STXK

Listed on The NASDAQ Stock Market, LLC

(the “Fund”)

Supplement dated January 11, 2023, to the Fund’s

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated November 7, 2022

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), be retained for future reference and is in addition to any existing Fund Supplement(s).

The following changes will take effect for the Fund on January 25, 2023.

The Fund’s name will change from the Strive 2000 ETF to the Strive Small-Cap ETF. In connection with this change, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with the Strive Small-Cap ETF.